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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]: Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017
Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


         /s/ Thomas D. Stern            New York, New York   August 14, 2007
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total: $3,982,290 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  -------------  -----------  ---------  ---------------------  ----------  --------  ------------------------
                                                                                                                VOTING AUTHORITY
                           TITLE OF                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER    ------------------------
NAME OF ISSUER              CLASS         CUSIP     (x $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------  -------------  -----------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
COMCAST CORP NEW        CL A SPL       20030N 20 0  1,623,426  58,062,441  SH         SOLE                  58,062,441
UNITEDHEALTH GROUP INC  COM            91324P 10 2    688,216  13,457,496  SH         SOLE                  13,457,496
LABORATORY CORP AMER    COM NEW        50540R 40 9    597,150   7,630,341  SH         SOLE                   7,630,341
HOLDINGS
RYANAIR HOLDINGS PLC    SPONSORED ADR  783513 10 4    409,039  10,835,475  SH         SOLE                  10,835,475
CROSSTEX ENERGY INC     COM            22765Y 10 4    233,377   8,123,118  SH         SOLE                   8,123,118
NIKE INC                CL B           654106 10 3    204,216   3,503,456  SH         SOLE                   3,503,456
AMERICAN TOWER CORP     CL A           029912 20 1    162,066   3,858,709  SH         SOLE                   3,858,709
COMCAST CORP NEW        CL A           20030N 10 1     51,115   1,817,752  SH         SOLE                   1,817,752
CROSSTEX ENERGY LP      COM            22765U 10 2     13,685     387,566  SH         SOLE                     387,566